Other Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended	3 Months Ended	8 Months Ended	3 Months Ended	4 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013 Predecessor	May 13, 2014 Predecessor	Sep. 30, 2013 Predecessor	Sep. 30, 2014 AeroTurbine	Sep. 30, 2014 AeroTurbine	Sep. 30, 2013 AeroTurbine Predecessor	May 13, 2014 AeroTurbine Predecessor	Sep. 30, 2013 AeroTurbine Predecessor
Revenue : Engines, airframes, parts and supplies revenue						$ 79,861	$ 172,138	$ 78,955	$ 123,695	$ 233,974
Cost of goods sold						(66,854)	(144,195)	(70,022)	(102,566)	(201,097)
Gross profit						13,007	27,943	8,933	21,129	32,877
Management fees, interest and other	18,647	21,537	14,234	23,024	62,202
Other income	$ 31,654	$ 49,480	$ 23,167	$ 44,153	$ 95,079